Shareholder Report, Holdings (Details)	Oct. 31, 2024
American Funds Global Growth Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class ABLE-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class ABLE-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class ABLE-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class ABLE-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Growth Portfolio - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
American Funds Global Growth Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Global Growth Portfolio - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class ABLE-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class ABLE-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class ABLE-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class ABLE-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Growth Portfolio - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds® Growth Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds® Growth Portfolio - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth Portfolio - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
American Funds Growth Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth Portfolio - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class ABLE-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class ABLE-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class ABLE-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class ABLE-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class ABLE-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class ABLE - F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class ABLE - F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class ABLE - F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class ABLE - F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class ABLE - F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class ABLE - F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Growth and Income Portfolio - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Growth and Income Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds Growth and Income Portfolio - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Growth and Income Portfolio - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Growth and Income Portfolio - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class ABLE-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Moderate Growth and Income Portfolio - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Moderate Growth and Income Portfolio - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Moderate Growth and Income Portfolio - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Moderate Growth and Income Portfolio - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
American Funds Moderate Growth and Income Portfolio - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Conservative Growth and Income Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class ABLE-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class ABLE-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class ABLE-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class ABLE-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class ABLE-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class ABLE-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class ABLE-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class ABLE-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Conservative Growth and Income Portfolio - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds Conservative Growth and Income Portfolio - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Conservative Growth and Income Portfolio - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Conservative Growth and Income Portfolio - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class A | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class C | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class T | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-1 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-2 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-3 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds Preservation Portfolio - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class ABLE-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class ABLE-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class ABLE-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class ABLE-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Preservation Portfolio - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Preservation Portfolio - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Tax-Exempt Preservation Portfolio - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Exempt Preservation Portfolio - Class A | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Tax-Exempt Preservation Portfolio - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Exempt Preservation Portfolio - Class C | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Tax-Exempt Preservation Portfolio - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Exempt Preservation Portfolio - Class T | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Tax-Exempt Preservation Portfolio - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Exempt Preservation Portfolio - Class F-1 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Tax-Exempt Preservation Portfolio - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Exempt Preservation Portfolio - Class F-2 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Tax-Exempt Preservation Portfolio - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Tax-Exempt Preservation Portfolio - Class F-3 | Tax-exempt fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%

[1]	Less than 1%.